Reconciliation of net cash flow from operating activities (Details)-old - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of net cash flow from operating activities
Profit/(loss) for the financial year	€ 2,624	€ 536	€ (455)
Non-operating expense			3
Investment income	(254)	(330)	(248)
Finance costs	1,964	1,027	3,549
Income tax expense	1,330	3,864	1,250
Operating profit/(loss)	5,664	5,097	4,099
Adjustments for:
Share-based payments and other non-cash charges	173	146	146
Depreciation and amortisation	13,845	14,101	14,174
Loss on disposal of property, plant and equipment and intangible assets	30	17	51
Share of result of equity accounted associates and joint ventures	(211)	(342)	2,505
Impairment losses			1,685
Other income	(79)	(568)	(4,281)
(Increase)/decrease in inventory	(162)	(68)	68
(Increase)/decrease in trade and other receivables	(638)	582	(38)
Increase/(decrease) in trade and other payables	384	(730)	(100)
Cash generated by operations	19,006	18,235	18,309
Net tax paid	(925)	(1,020)	(930)
Net cash flow from operating activities	€ 18,081	€ 17,215	€ 17,379